LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2017
LONG-TERM DEBT
Summary of components of long-term debt

	Thousands of Yen
	2016		2017
	Weighted		Weighted
	average		average
	interest	2016	interest	2017
	rate	Balance	rate	Balance
Bank borrowings:
Secured by equity securities, various rates, and various maturities due 2020	1.1%	¥1,782,642	0.4%	¥1,810,694
Unsecured, various rates and various maturities, due 2019 through 2022	1.3%	2,552,718	0.4%	3,629,079
Capital lease obligations, due 2018	1.7%	5,613	0.6%	120,247
Zero coupon convertible bonds, due 2019	―	—	―	1,185,502
		4,340,973		6,745,522
Less: current portion		703,986		808,229
		¥3,636,987		¥5,937,293

Schedule of aggregate annual maturities of long-term debt

Years ending
March 31,	Thousands of Yen
2018	¥808,229
2019	906,383
2020	1,968,128
2021	2,709,106
2022	268,125
Thereafter	85,551
¥6,745,522